Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

In January 2026, Focus Universal (Shenzhen) Technology Co., Ltd. entered into two thirty-six-month commercial leases with a third party for office spaces of approximately 3,700 and 4,230 square feet. The first lease commenced on January 31, 2026 and will expire on January 30, 2029, with a monthly rent of RMB 14,612 (approximately $2,033). The second lease commenced on February 1, 2026 and will expire on January 31, 2029, with a monthly rent of RMB 24,771 (approximately $3,447). The Company’s incremental borrowing rate for these leases is 10%, representing the rate it would incur on a collateralized basis to borrow an amount equal to the lease payments over a similar term. Lease expense is recognized on a straight-line basis over the lease term.

On January 22, 2026, the Company entered into a Standard Industrial/Commercial Single-Tenant Lease (the “Lease”) with the Cameron Court, L.P. to lease the Company premises located at 1515 W Cameron Ave., Ste 210, West Covina, CA 91790 on a month-to-month basis. The commercial property consists of a total office space of 3,546 square feet. Upon our transition to the Building we purchased, this lease is expected to expire at the end of 30 days.

In January and April 2026, the Company repurchased 16,890 and 38,376 shares of its Common Stock for $154,618 and $76,057 in the public market at average price of $9.15 and $2.03 respectively, and placed them in treasury.

On February 2, 2026, the Company founded a wholly owned subsidiary named Lusher Holding LLC in the State of California. Lusher Holding LLC was established to provide commercial real estate property management services.

On February 17, 2026, the Company issued 6,282 shares of common stock as employee compensation pursuant to its Award Agreement and employment agreements.

On February 27, 2026, the Company was informed of the unexpected death of Chairman Edward Lee, who passed away on February 26, 2026. Dr. Lee served as a director since 2015 and was, at the time of his passing, Chairman of our Board. The Company is grateful for Dr. Lee’s service and leadership over the years.

On March 27, 2026, our Board unanimously approved to appoint Michael Pope as the Chairman of the Board of Directors and appoint the Company’s CFO, Irving Kau, as director until the next annual meeting of shareholders.

During the period ended March 31, 2026, holders of Series B Convertible Preferred Stock converted 816 shares into 104,082 shares of Common Stock. On April 6, 2026, the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock converted 5,216 shares of Series B Convertible Preferred Stock into 665,328 shares of Common Stock, which resulted in an increase in the Company’s outstanding shares of Common Stock to 1,618,112 shares as of April 23, 2026. The remaining outstanding shares of Series B Convertible Preferred Stock were held by Great Point Capital LLC, and the Company entered into a redemption agreement dated April 13, 2026, with Great Point Capital LLC to redeem such remaining shares at a price of $782 per share for an aggregate amount of $961,860. As of the date of this prospectus, there are no shares of Series B Convertible Preferred Stock outstanding.

On April 6, 2026, the Company entered into a Purchase Agreement to issue and sell to Armistice approximately $4,000,000 worth of shares of Common Stock and Warrants. The Pre-Funded Warrants are pre-funded warrants to purchase shares of Common Stock, immediately exercisable and expiring when exercised in full. Pursuant to the terms of the Purchase Agreement, Armistice may elect to purchase Pre-Funded Warrants instead of shares of Common Stock, resulting in the same aggregate purchase price being paid, less $0.00001 per Pre-Funded Warrant. Armistice elected to purchase Pre-Funded Warrants, in lieu of shares of Common Stock, and received 1,117,318 Pre-funded Warrants at the closing of the Purchase Agreement. In addition to the Pre-funded Warrants, Armistice also received the following Common Stock warrants: (i) Series A Common Warrants to purchase up to a number of shares of Common Stock equal to 100% of the number of shares of Common Stock or Pre-Funded Warrants purchased by Armistice under the Purchase Agreement at an exercise price of $3.33, and expiring 24 months after their issuance date; and (iii) Series B Common Warrant to purchase up to a number of shares of Common Stock equal to 100% of the number of shares of Common Stock or Pre-Funded Warrants purchased by Armistice under the Purchase Agreement at an exercise price of $3.33, and expiring sixty (60) months after their issuance.

On April 1, 2026, and April 16, 2026, the Company founded a two wholly owned subsidiaries, Lusher LLC and Lusher Services LLC respectively, both registered under the laws of the State of California. Both of these subsidiaries were established to support the Company’s future planned financial services operations.

On January 21, 2026, Company, entered into a purchase, sale, and escrow agreement with 901 Corporate Center, LP to acquire a 100,743 sq. ft. office and commercial building, along with a four-level parking structure, located in Monterey Park, California. The purchase price was $17,700,000, with an escrow deposit of $525,000. The escrow was initially scheduled to close within sixty days of opening escrow. The $525,000 deposit was placed into the escrow account on January 26, 2026. Both parties have executed several amendments to extend the closing date from February to March 2026. Subsequently, on March 20, 2026, the parties entered into a fifth amendment extending the contingency period to April 10, 2026. Lusher Holding LLC, a subsidiary of the Company entered into a term loan agreement with East West Bank (the “East West Loan”) to borrow $11,050,000, at 6.25% interest for the first 3-years, then floating at the Wall Street Journal Prime Rate plus (+) 0.25% for the remaining term, with a floor interest rate at 6.25%. The loan provides for 83 consecutive monthly principal and interest payments of approximately $68,698.64, beginning on May 1, 2026 and subsequently, 83 consequent instalments of principal and interest payments of an initially estimated amount of approximately $73,917.99 (subject to change based on Wall Street Journal Prime Rate plus 0.25%) each beginning May 1, 2029. A final principal and interest payment of approximately $9,533,143.67 (subject to change based on Wall Street Journal Prime Rate plus 0.25%) is due on April 1, 2036. Focus Universal Inc. is listed as the primary guarantor of this term loan with Desheng Wang listed as a backup guarantor. Lusher Holding LLC on Friday, April 17, 2026, deposited $11 million, from the East West Loan to escrow and $5.8 million as downpayment to close escrow. As of the date of this prospectus, the Company and Lusher Holding LLC have completed the purchase of the Building. The building will serve as Focus Universal’s principal headquarters and is expected to carry the same rent roll in 2025 and in 2026.

The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued and determined that there were no other subsequent events or transactions that require recognition or disclosures in the consolidated financial statements.